Income taxes (Details-Federal statutory rate and the effective income tax rate) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statutory U.S. federal tax rate					21.00%	21.00%
State income taxes (net of federal benefit)					(0.11%)	0.04%
Income passed through to Members					(18.47%)	(20.37%)
Permanent differences					0.00%	(0.01%)
Other					0.00%	0.03%
Effective income tax rate	1.40%	2.40%	2.20%	2.40%	2.42%	0.63%